Operations - Initial public offering ("IPO") and followed offerings (Details) ¥ in Thousands, $ in Billions		1 Months Ended		9 Months Ended
	Oct. 03, 2022	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2021 HKD ($) shares	Sep. 30, 2021 CNY (¥)
Operations and Reorganization [Line Items]
Net proceeds from the offering, after deducting offerings expenses | ¥				¥ 19,288,423
HSXA [Member] | Subsequent Event [Member]
Operations and Reorganization [Line Items]
Date of conversion of the company from the secondary listing series to primary listing	Oct. 03, 2022
Class Z Ordinary Shares
Operations and Reorganization [Line Items]
Ordinary shares, issued (in shares)		28,750,000	28,750,000
Class Z Ordinary Shares | Over-allotment option [Member]
Operations and Reorganization [Line Items]
Ordinary shares, issued (in shares)		3,750,000	3,750,000
Net proceeds from the offering, after deducting offerings expenses		¥ 19,300,000	$ 22.9